Cover	Nov. 24, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Duke Energy Carolinas, LLC and Duke Energy Carolinas NC Storm Funding LLC furnished a Current Report on Form 8-K on November 24, 2021 and inadvertently attached an incorrect Exhibit 5.1 to such report. Duke Energy Carolinas, LLC and Duke Energy Carolinas NC Storm Funding LLC are furnishing this Current Report on Form 8-K/A to attach the correct Opinion of Hunton Andrews Kurth LLP with respect to legality as Exhibit 5.1. For convenience, Duke Energy Carolinas, LLC and Duke Energy Carolinas NC Storm Funding LLC are including hyperlinks to the other exhibits and repeating the text of the original report, except that references to Form 8-K have been replaced by references to this Form 8-K/A.
Document Period End Date	Nov. 24, 2021
Entity File Number	1-4928
Entity Registrant Name	DUKE ENERGY CAROLINAS, LLC
Entity Central Index Key	0000030371
Entity Tax Identification Number	56-0205520
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	526 South Church Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202-1803
City Area Code	704
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Duke Energy Carolinas Nc Storm Funding [Member]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 24, 2021
Entity File Number	333-259314-01
Entity Registrant Name	DUKE ENERGY CAROLINAS NC STORM FUNDING LLC
Entity Central Index Key	0001881226
Entity Tax Identification Number	87-2284895
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	526 South Church Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202-1803
City Area Code	704
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false